Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Disclosure of provisions [text block]

19Provisions

Philips Group

Provisions

in millions of EUR

2018 - 2019

	2018			2019
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit (see note 20)	835		835	824		824
Product warranty	37	153	190	38	172	210
Environmental provisions	124	20	144	145	25	170
Restructuring-related provisions	45	68	114	31	125	156
Litigation provisions	17	9	26	14	40	55
Contingent consideration provisions	385	24	409	245	108	354
Other provisions	345	88	432	305	86	392
Provisions	1,788	363	2,151	1,603	556	2,159

Assurance-type product warranty

The provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold.

The company expects the provisions to be utilized mainly within the next year.

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	259	201	190
Changes:
Additions	283	248	291
Utilizations	(270)	(261)	(274)
Transfer to liabilities directly associated with assets held for sale	(56)
Translation differences and other	(16)	2	3
Balance as of December 31	201	190	210

Environmental provisions

The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the United States, subsidiaries of the company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.

Provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates.

Approximately EUR 85 million of the long-term provision is expected to be utilized after one to five years, with the remainder after five years. For more details on the environmental remediation reference is made to Contingent assets and liabilities.

Philips Group

Environmental provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	321	160	144
Changes:
Additions	18	23	20
Utilizations	(21)	(15)	(18)
Releases	(8)	(4)	(1)
Changes in discount rate	11	(28)	9
Accretion	6	5	5
Transfer to liabilities directly associated with assets held for sale	(146)
Translation differences and other	(20)	4	12
Balance as of December 31	160	144	170

The additions and the releases of the provisions originate from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.

Restructuring-related provisions

Philips Group

Restructuring-related provisions

in millions of EUR

2019

	Jan. 1, 2019	additions	utilizations	releases	other changes	Dec. 31, 2019
Diagnosis & Treatment	57	51	(37)	(10)	-	61
Connected Care	22	33	(16)	(9)	(2)	28
Personal Health	9	33	(12)	(4)	-	25
Other	26	57	(31)	(11)	-	42
Philips Group	114	175	(97)	(34)	(1)	156

In 2019, the most significant restructuring projects impacted Diagnostic & Treatment and Other businesses and mainly took place in the Netherlands, US and Germany. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions.

The company expects the provisions to be utilized mainly within the next year.

2018

In 2018, the most significant restructuring projects impacted Diagnosis & Treatment, Connected Care & Health Informatics and Other businesses and mainly took place in the Netherlands, Germany and the US.

The movements in the provisions for restructuring in 2018 are presented by segment as follows:

Philips Group

Restructuring-related provision

in millions of EUR

2018

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	45	62	(38)	(12)	57
Connected Care	15	24	(10)	(8)	22
Personal Health	6	8	(5)	(1)	9
Other	45	42	(45)	(16)	26
Philips Group	112	136	(98)	(37)	114
2017

In 2017, the most significant restructuring projects impacted Diagnosis & Treatment and Other businesses and mainly took place in the Netherlands and the US.

The movements in the provisions for restructuring in 2017 are presented by segment as follows:

Philips Group

Restructuring-related provisions

in millions of EUR

2017

	Jan. 1, 2017	additions	utilizations	releases	other changes1)	Dec. 31, 2017
Diagnosis & Treatment	16	54	(19)	(5)	(1)	45
Connected Care	11	24	(12)	(7)	(1)	15
Personal Health	4	12	(4)	(5)	(1)	6
Other	37	52	(27)	(16)	(1)	45
Lighting (now Signify)	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
1)Other changes primarily relate to translation differences and transfers between segments

Litigation provisions

The company and certain of its group companies and former group companies are involved as a party in legal proceedings, including regulatory and other governmental proceedings.

Philips Group

Litigation provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	96	50	26
Changes:
Additions	40	17	69
Utilizations	(52)	(29)	(36)
Releases	(11)	(11)	(6)
Accretion	3	2	2
Transfer to liabilities directly associated with assets held for sale	(21)
Translation differences and other	(5)	(3)	-
Balance as of December 31	50	26	55
The most significant proceedings

The majority of the movements in the above schedule related to the Cathode Ray Tube (CRT) antitrust litigation.

Cathode Ray Tube (CRT) antitrust litigation

In 2019 the majority of the movements in relation to the CRT antitrust litigation related to additions. In 2017 and 2018 the majority of the movements were utilizations due to the transfer to other liabilities for which the company was able to reach a settlement. These settlements were subsequently paid out in the respective following year.

For more details reference is made to Contingent assets and liabilities.

Other

In 2018 the translation differences in the schedule above are mainly explained by the movements in the BRL/EUR rate which impacted the litigation provisions denominated in BRL. In 2017 the translation differences are mainly explained by the movements in the USD/EUR rate which impacted the litigation provisions denominated in USD.

The company expects the provisions to be utilized mainly within the next three years.

Contingent consideration provisions

Philips Group

Contingent consideration provisions

in millions of EUR

2017-2019

	2017	2018	2019
Balance as of January 1	11	66	409
Changes:
Additions	-	6	32
Utilizations	-	(48)	(44)
Releases	(2)	(1)	(68)
Accretion	2	12	14
Acquisitions	62	366	6
Translation differences and other	(8)	9	4
Balance as of December 31	66	409	354

The provision for contingent consideration reflects the fair value of the expected payment to former shareholders of an acquiree for the exchange of control if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The provision for contingent consideration can change significantly due to changes in the estimated achievement of milestones and changes in discount rates.

In 2018 the acquisitions through business combinations mainly consists of a provision for contingent consideration of EUR 239 million relating to the acquisition of EPD. For more details on the EPD contingent consideration refer to Fair value of financial assets and liabilities.

The company expects the provisions to be utilized mainly within the next five years.

Other provisions

Philips Group

Other provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Closing balance as of December 31	720	499	432
IFRS 16 adjustment			(6)
Opening balance as of January 1	720	499	426
Changes:
Additions	304	169	143
Utilizations	(238)	(178)	(127)
Releases	(87)	(57)	(61)
Accretion	(2)	2	1
Transferred to liabilities directly associated with assets held for sale	(156)
Translation differences and other	(43)	(3)	10
Balance as of December 31	499	432	392

The main elements of other provisions are:

  provisions for possible taxes/social security of EUR 46 million (2018: EUR 65 million);
  provisions for employee jubilee funds EUR 82 million (2018: EUR 73 million);
  self-insurance provisions of EUR 47 million (2018: EUR 45 million);
  provisions for decommissioning costs of EUR 33 million (2018: EUR 32 million);
  provisions for rights of return of EUR 40 million (2018: EUR 35 million);
  the releases in 2017, 2018 and 2019 are due to the reassessment of our positions in other provisions;
  the remaining provisions relate to a variety of positions, for example provision for disability of employees and provision for royalty obligations.

The company expects the provisions to be utilized mainly within the next five years, except for:

  provisions for employee jubilee funds of which half is expected to be utilized after five years;
  provisions for decommissioning costs of which half is expected to be utilized after five years;
  provisions for rights of return to be utilized mainly within the next year.